Schedule 1 - Schedule of Condensed Statements of Cash Flow (Details) - Reportable Legal Entities [Member] - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash Flows from Operating Activities:
Net (loss) income	¥ 168,201	$ 24,052	¥ 49,984	¥ (140,190)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Equity in earnings (loss) of subsidiaries and VIEs	(143,837)	(20,568)	(60,237)	184,091
Share-based compensation expense	54	8	(959)	(72,133)
Changes in operating assets and liabilities:
Other receivables	4,916	703	3,670	(8,586)
Accrued expenses and other liabilities	(5,070)	(725)	41,629	45,311
Amounts due from subsidiaries and VIEs	(433,847)	(62,039)	47,114	(48,780)
Net cash (used in) provided by operating activities	(409,583)	(58,569)	81,201	(40,287)
Cash Flows from Investing Activities:
Disposal of long-term investments				(2,765)
Purchase of marketable securities	(277,277)	(39,650)	(325,561)
Disposals of marketable securities	483,017	69,071
Net cash (used in) provided by investing activities	205,740	29,421	(325,561)	(2,765)
Cash Flows from Financing Activities:
Proceeds from exercise of share options
Net cash provided by financing activities
Effect of exchange rate changes	(12,898)	(1,845)	86,636	24,798
Net decrease in cash and cash equivalents	(216,741)	(30,993)	(157,724)	(18,254)
Cash and cash equivalents at beginning of year	222,236	31,779	379,960	398,214
Cash and cash equivalents at end of year	¥ 5,495	$ 786	¥ 222,236	¥ 379,960